CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jul. 02, 2011	Jul. 03, 2010
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net (loss) income	$ (13,054)	$ 791	$ (23,728)	$ (4,397)
Other comprehensive income:
Unrealized gain (loss) on marketable securities	291	(101)	845	301
Foreign currency translation adjustment	(8)	(31)	7	(54)
Reclassification adjustment:
Net recognized gain on marketable securities previously included in other comprehensive income	(46)	(169)	(106)	(169)
Comprehensive (loss) income	$ (12,817)	$ 490	$ (22,982)	$ (4,319)